Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Reconciliation of the component parts of earnings per share
A reconciliation of the component parts of earnings per share for 2012, 2011 and 2010 follows:

(dollars in thousands, except per share data)

	2012	2011
For the year ended December 31:
Net income	$37,534	$33,087
Less: Net income allocated to participating securities	43	5
Net income allocated to common shareholders	$37,491	$33,082
Basic EPS:
Distributed earnings allocated to common stock	$24,607	$22,389
Undistributed earnings allocated to common stock	12,884	10,693
Net income allocated to common shareholders	$37,491	$33,082
Weighted average common shares outstanding including participating securities	93,739	85,086
Less: Participating securities	106	14
Weighted average common shares	93,633	85,072

Basic EPS	0.400	0.389

Diluted EPS:
Net income allocated to common shareholders	$37,491	$33,082
Weighted average common shares for basic EPS	93,633	85,072
Effect of Dilutive Securities:
Stock Options	4	-
Weighted average common shares including potential dilutive shares	93,637	85,072

Diluted EPS	0.400	0.389

		Weighted
		Average Shares	Per Share
	Income	Outstanding	Amounts
For the year ended December 31, 2010:
Basic EPS:
Income available to common shareholders	$29,321	76,935	$0.381
Effect of Dilutive Securities:
Stock Options	-	-	-
Diluted EPS	$29,321	76,935	$0.381